Share Capital - Option Transaction (Details)			6 Months Ended	12 Months Ended
		Sep. 25, 2023 Equityinstruments $ / shares	Dec. 31, 2024 Equityinstruments $ / shares	Dec. 31, 2025 Equityinstruments $ / shares
Number of options
Balance at beginning of period (in shares) | Equityinstruments			9,070,000	10,647,246
Options granted (in shares) | Equityinstruments		1,000,000	1,927,246	2,806,452
Options exercised (in shares) | Equityinstruments			(450,000)	(1,250,000)
Options modified (in shares) | Equityinstruments	[1]		1,000,000
Options expired (in shares) | Equityinstruments			(900,000)	(525,000)
Balance at end of period (in shares) | Equityinstruments			10,647,246	11,678,698
Weighted average exercise price
Balance at beginning of period (in USD per share) | $ / shares			$ 3.43	$ 2.8
Options granted (in USD per share) | $ / shares		$ 2.97	1.26	1.54
Options exercised (in USD per share) | $ / shares			1.06	2.44
Options modified (in USD per share) | $ / shares	[1]		1.36
Options expired (in USD per share) | $ / shares			3.27	5.83
Balance at end of period (in USD per share) | $ / shares			$ 2.8	$ 2.4

[1]	On September 1, 2024, 2,000,000 Options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,667 Options vested on September 1, 2024, 666,667 Options vested on September 1, 2025, and 666,666 Options will vest on September 1, 2026. These Options were designated as a replacement for 1,000,000 Options with an exercise price of $2.97 previously granted on September 25, 2023. The newly issued Options are treated as a modification of the original Options. The Company will recognize share-based compensation expense for any incremental fair value, as determined immediately before the modification, in addition to the grant-date fair value of the original award.